Document and Entity Information	Jan. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001095996
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Registrant Name	WILLIAM LYON HOMES
Entity Incorporation State Country Code	DE
Entity File Number	001-31625
Entity Tax Identification Number	33-0864902
Entity Address, Address Line One	4695 MacArthur Court
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	833-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	WLH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false